CASH AND BORROWINGS - Net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans due within one year	$ 26	$ 164
Long-term bank borrowings	851	304
Private placement notes	1,000	997
Borrowings	1,877	1,465
Cash at bank	(277)	(365)	$ (169)
Net debt	1,600	1,104	1,281	$ 1,550
Non-current lease liabilities	124
Current lease liabilities	46
Net debt including lease liabilities	$ 1,770	1,104	1,281
Currency swaps
Disclosure of detailed information about borrowings [line items]
Credit balance on derivatives		1
Net debt		1	(2)	(1)
Interest swaps
Disclosure of detailed information about borrowings [line items]
Credit balance on derivatives		3
Net debt		$ 3	$ 2	$ 1